Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Return of Capital to the Parent

On August 3, 2016, the Board of Directors approved $10.6 of capital to be returned to the parent.

Amendment to the Senior Secured Credit Agreement

On August 4, 2016, the Company entered into an amendment to the Senior Secured Credit Agreement dated October 9, 2012. The amendment, among other things, extended the maturity date with respect to approximately $280.0 of the Company's $300.0 commitments under the revolving credit facility to October 2019.

Subsequent Events

Name Change
On January 18, 2016, the Board approved a change in the Company’s name from ADS Waste Holdings, Inc. to “Advanced Disposal Services, Inc.” The change in the Company’s name was effected by the filing of a Certificate of Amendment, pursuant to Section 242 of the Delaware General Corporation Law, on January 27, 2016.
Return of Capital
In January 2016, the Company returned capital to the parent of $9.6.
Borrowings on the Revolver
The Company borrowed $25.0 on the Revolving Credit Facility, net of repayments, subsequent to December 31, 2015.
Postponement of Initial Public Offering
The Company initiated a public offering of equity securities on February 1, 2016. Due to market conditions, the Company did not complete the public offering which resulted in the write off of deferred offerings costs in the amount of $2.2 for the year ended December 31, 2015.